Commitments and Contingencies - Summary of Significant Capital Expenditure Contracted (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies [Abstract]
Property, plant and equipment	$ 52,968,336	$ 9,321,453